Other Assets and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other Assets And Other Liabilities Disclosure [Abstract]
Schedule of Other Assets and Other Liabilities [Table Text Block]
	December 31
	2012	2011

Other assets
Fair value of commodity swaps	$1,151	$220
Fair value of commodity swaps designated as cash flow hedges	913	2,038
Fair value of interest rate swaps	-	5
Fair value of foreign currency exchange agreements	-	358
	2,064	2,621
Less current portion of other assets	1,573	1,972
	$491	$649

Other liabilities
Fair value of interest rate swaps	$3,754	$1,492
Fair value of interest rate swaps designated as cash flow hedges	-	4,099
Fair value of foreign currency exchange agreements	80	-
Deferred lease liabilities	1,267	1,301
Unfavourable lease arrangements	552	759
Contingent acquisition payables	1,009	1,566
Share based compensation	1,188	-
Other	843	1,751
	8,693	10,968
Less current portion of other liabilities	2,527	3,484
	$6,166	$7,484